Consolidated Statements Of Changes In Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share	$ 0	$ 0.24	$ 0.24